Property and Equipment, Net - Schedule of Property and Equipment (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 336,769		¥ 333,228
Less: accumulated depreciation and amortization	(44,933)		(33,998)
Less: accumulated impairment	(17,856)		(17,953)
Property and equipment, net	273,980	$ 39,719	281,277
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	309,081		308,806
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,955		0
Electronic Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,672		11,187
Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,737		7,019
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,901		2,743
Computer Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 3,423		¥ 3,473